LEASE (Tables)	12 Months Ended
Dec. 31, 2024
LEASE
Summary of supplemental cash flow information related to operating leases

	2022	2023	2024
	RMB	RMB	RMB	US$
Cash payments for operating leases	15,480,126	16,620,421	10,294,477	1,410,338
Operating ROU assets obtained in exchange for new operating lease liabilities	5,068,377	512,608	2,839,604	389,024
Operating ROU assets released in exchange for operating lease liabilities	2,023,201	23,300,165	266,929	36,569

Schedule of future minimum lease payments under non-cancelable operating lease agreements

	As of December 31,
	2024
	RMB	US$
1 year (Including 1 year)	10,329,812	1,415,178
1 year to 2 years (Including 2 years)	8,973,055	1,229,303
2 years to 3 years (Including 3 years)	9,722,110	1,331,924
3 years to 4 years (Including 4 years)	9,909,374	1,357,579
4 years to 5 years (Including 5 years)	9,909,374	1,357,579
Over 5 years	3,633,250	497,753
Total lease payments	52,476,975	7,189,316

Less: imputed interest	(7,520,089)	(1,030,248)
Present value of lease liabilities	44,956,886	6,159,068